Condensed Consolidated Statements of Shareholders’ Deficit (Unaudited) - USD ($)	Senior Convertible Preferred Shares Series A	Senior Convertible Preferred Shares Series B	Senior Convertible Preferred Shares Series D	Allocation Shares	Common Shares	Distribution Receivable	Additional Paid-In Capital	Accumulated Deficit	Non- Controlling Interests	Total
Balance at Dec. 31, 2021					$ 74	$ (2,000,000)	$ 21,724,179	$ (20,754,394)	$ 930,812	$ (98,329)
Balance (in Shares) at Dec. 31, 2021				1,000	74,164
Issuance of common shares upon cashless exercise of warrants
Issuance of common shares upon cashless exercise of warrants (in Shares)					98
Issuance of common shares upon partial extinguishment of convertible notes payable					$ 1		4,639,999			4,640,000
Issuance of common shares upon partial extinguishment of convertible notes payable (in Shares)					615
Issuance of common shares upon partial extinguishment of related party note payable							1,100,927			1,100,927
Issuance of common shares upon partial extinguishment of related party note payable (in Shares)					146
Issuance of common shares upon settlement of debt							1,653,389			1,653,389
Issuance of common shares upon settlement of debt (in Shares)					219
Issuance of common shares and warrants in public offering					$ 1		5,148,699			5,148,700
Issuance of common shares and warrants in public offering (in Shares)					1,099
Issuance of warrants with notes payable							402,650			402,650
Reclassification of preferred shares from mezzanine equity to permanent equity	$ 1,415,100	$ 1,257,650								2,672,750
Reclassification of preferred shares from mezzanine equity to permanent equity (in Shares)	1,684,849	481,566
Redemption of series A preferred shares	$ (76,354)							(132,737)		(209,091)
Redemption of series A preferred shares (in Shares)	(90,909)
Redemption of series B preferred shares		$ (43,469)						(14,032)		(57,501)
Redemption of series B preferred shares (in Shares)		(16,667)
Dividends – common shares								(1,093,354)		(1,093,354)
Dividends – series A preferred shares								(590,162)		(590,162)
Dividends – series B preferred shares								(162,268)		(16,268)
Deemed dividend – down round provision in warrants							9,012,730	(9,012,730)
Issuance of common shares upon conversion of series A preferred shares							111,986			111,986
Issuance of common shares upon conversion of series A preferred shares (in Shares)					30
Issuance of series B preferred shares and warrants							172,050			172,050
Net income (Loss)								(10,159,600)	(642,313)	(10,801,913)
Balance at Dec. 31, 2022	$ 1,338,746	$ 1,214,181			$ 76	(2,000,000)	43,966,609	(41,919,277)	288,499	2,889,834
Balance (in Shares) at Dec. 31, 2022	1,593,940	464,899		1,000	76,371
Issuance of common shares upon settlement of accrued series A preferred share dividends							152,668			152,668
Issuance of common shares upon settlement of accrued series A preferred share dividends (in Shares)					77
Issuance of common shares and warrants in connection with a private debt offering					$ 1		1,360,361			1,360,362
Issuance of common shares and warrants in connection with a private debt offering (in Shares)					320
Issuance of common shares upon cashless exercise of warrants
Issuance of common shares upon cashless exercise of warrants (in Shares)					48
Deemed dividend from issuance of warrants to common shareholders							618,000	(618,000)
Deemed dividend from down round provision in warrants							1,217,000	(1,217,000)
Dividends - series A senior convertible preferred shares								(110,045)		(110,045)
Dividends - series B senior convertible preferred shares								(52,820)		(52,820)
Net income (Loss)								1,112,534	(65,053)	1,047,481
Balance at Mar. 31, 2023	$ 1,338,746	$ 1,214,181			$ 77	(2,000,000)	47,314,638	(42,804,608)	223,446	5,287,480
Balance (in Shares) at Mar. 31, 2023	1,593,940	464,899		1,000	76,816
Balance at Dec. 31, 2022	$ 1,338,746	$ 1,214,181			$ 76	(2,000,000)	43,966,609	(41,919,277)	288,499	2,889,834
Balance (in Shares) at Dec. 31, 2022	1,593,940	464,899		1,000	76,371
Extinguishment of warrant liability upon exercise of pre-funded warrants
Net income (Loss)										(2,922,555)
Balance at Jun. 30, 2023	$ 1,338,746	$ 992,495			$ 79	(2,000,000)	48,186,655	(47,274,566)	24,141	1,268,550
Balance (in Shares) at Jun. 30, 2023	1,593,940	379,899		1,000	78,636
Balance at Dec. 31, 2022	$ 1,338,746	$ 1,214,181			$ 76	(2,000,000)	43,966,609	(41,919,277)	288,499	2,889,834
Balance (in Shares) at Dec. 31, 2022	1,593,940	464,899		1,000	76,371
Issuance of common shares upon cashless exercise of warrants					$ 2		(2)
Issuance of common shares upon cashless exercise of warrants (in Shares)					1,752
Issuance of common shares and warrants in public offering					$ 6		2,352,674			2,352,680
Issuance of common shares and warrants in public offering (in Shares)					6,035
Dividends – series A preferred shares								(347,157)		(347,157)
Dividends – series B preferred shares								(165,810)		(165,810)
Deemed dividend – down round provision in warrants							1,780,000	(1,780,000)
Deemed dividend from issuance of warrants to common shareholders							618,000	(618,000)
Issuance of common shares upon exercise of warrants					$ 1		5,063			5,064
Issuance of common shares upon exercise of warrants (in Shares)					390
Issuance of common shares upon conversion of series A preferred shares	$ (1,148,369)				$ 12		1,148,357
Issuance of common shares upon conversion of series A preferred shares (in Shares)	(1,367,273)				12,366
Issuance of common shares upon conversion of series B preferred shares		$ (973,682)			$ 6		973,676
Issuance of common shares upon conversion of series B preferred shares (in Shares)		(373,332)			6,808
Issuance of common shares upon conversion of convertible notes payable					$ 31		4,300,431			4,300,462
Issuance of common shares upon conversion of convertible notes payable (in Shares)					31,520
Issuance of common shares upon settlement of series A preferred shares dividends					$ 2		434,627			434,629
Issuance of common shares upon settlement of series A preferred shares dividends (in Shares)					1,803
Issuance of common shares upon settlement of series B preferred shares dividends					$ 1		75,721			75,722
Issuance of common shares upon settlement of series B preferred shares dividends (in Shares)					842
Issuance of warrants private debt offering							633,552			633,552
Issuance of common shares and warrants in private debt offering					$ 1		1,360,361			1,360,362
Issuance of common shares and warrants in private debt offering (in Shares)					320
Fair value of warrant liability recognized upon issuance of pre-funded warrants							(1,156,300)			(1,156,300)
Issuance of common shares upon exercise of prefunded warrants					$ 4		(4)
Issuance of common shares upon exercise of prefunded warrants (in Shares)					4,231
Extinguishment of warrant liability upon exercise of pre-funded warrants							1,184,200			1,184,200
Net income (Loss)								(30,005,148)	(1,602,779)	(31,607,927)
Balance at Dec. 31, 2023	$ 190,377	$ 240,499			$ 142	(2,000,000)	57,676,965	(74,835,392)	(1,314,280)	(20,040,689)
Balance (in Shares) at Dec. 31, 2023	226,667	91,567		1,000	142,438
Balance at Mar. 31, 2023	$ 1,338,746	$ 1,214,181			$ 77	(2,000,000)	47,314,638	(42,804,608)	223,446	5,287,480
Balance (in Shares) at Mar. 31, 2023	1,593,940	464,899		1,000	76,816
Issuance of common shares upon settlement of accrued series A preferred share dividends							111,269			111,269
Issuance of common shares upon settlement of accrued series A preferred share dividends (in Shares)					144
Issuance of common shares upon cashless exercise of warrants					$ 1		(1)
Issuance of common shares upon cashless exercise of warrants (in Shares)					954
Issuance of common shares upon exercise of warrants					$ 1		5,063			5,064
Issuance of common shares upon exercise of warrants (in Shares)					390
Issuance of common shares upon conversion of series B preferred shares		$ (221,686)					221,686
Issuance of common shares upon conversion of series B preferred shares (in Shares)		(85,000)			332
Deemed dividend from down round provision in warrants							534,000	(534,000)
Dividends - series A senior convertible preferred shares								(110,051)		(110,051)
Dividends - series B senior convertible preferred shares								(55,176)		(55,176)
Net income (Loss)								(3,770,731)	(199,305)	(3,970,036)
Balance at Jun. 30, 2023	$ 1,338,746	$ 992,495			$ 79	(2,000,000)	48,186,655	(47,274,566)	24,141	1,268,550
Balance (in Shares) at Jun. 30, 2023	1,593,940	379,899		1,000	78,636
Balance at Dec. 31, 2023	$ 190,377	$ 240,499			$ 142	(2,000,000)	57,676,965	(74,835,392)	(1,314,280)	(20,040,689)
Balance (in Shares) at Dec. 31, 2023	226,667	91,567		1,000	142,438
Issuance of common shares upon settlement of accrued series A preferred share dividends					$ 10		130,958			130,968
Issuance of common shares upon settlement of accrued series A preferred share dividends (in Shares)					9,366
Issuance of common shares upon settlement of accrued series B preferred share dividends					$ 1		13,298			13,299
Issuance of common shares upon settlement of accrued series B preferred share dividends (in Shares)					757
Issuance of common shares upon conversion of series A preferred shares	$ (152,200)				$ 36		152,164
Issuance of common shares upon conversion of series A preferred shares (in Shares)	(181,212)				36,529
Issuance of common shares upon conversion of series B preferred shares		$ (210,264)			$ 20		210,244
Issuance of common shares upon conversion of series B preferred shares (in Shares)		(80,110)			19,568
Issuance of common shares upon conversion of convertible notes payable					$ 30		1,261,163			1,261,193
Issuance of common shares upon conversion of convertible notes payable (in Shares)					29,759
Issuance of common shares and prefunded warrants in connection with a public offering					$ 140		4,334,860			4,335,000
Issuance of common shares and prefunded warrants in connection with a public offering (in Shares)					140,457
Fair value of warrant liabilities upon exercise of prefunded warrants							(4,335,000)			(4,335,000)
Issuance of common shares upon exercise of prefunded warrants					$ 39		(39)
Issuance of common shares upon exercise of prefunded warrants (in Shares)					38,847
Extinguishment of warrant liabilities upon exercise of prefunded warrants							844,500			844,500
Deemed dividend from down round provision in warrants							1,000	(1,000)
Dividends - series A senior convertible preferred shares								(119,492)		(119,492)
Dividends - series B senior convertible preferred shares								(2,976)		(2,976)
Net income (Loss)								(10,400,513)	41,452	(10,359,061)
Balance at Mar. 31, 2024	$ 38,177	$ 30,235			$ 418	(2,000,000)	60,290,113	(85,359,373)	(1,272,828)	(28,272,258)
Balance (in Shares) at Mar. 31, 2024	45,455	11,457		1,000	417,721
Balance at Dec. 31, 2023	$ 190,377	$ 240,499			$ 142	(2,000,000)	57,676,965	(74,835,392)	(1,314,280)	(20,040,689)
Balance (in Shares) at Dec. 31, 2023	226,667	91,567		1,000	142,438
Extinguishment of warrant liability upon exercise of pre-funded warrants										2,521,000
Net income (Loss)										(15,265,873)
Balance at Jun. 30, 2024	$ 38,177		$ 214,000		$ 614	(2,000,000)	62,769,531	(90,242,920)	(1,304,411)	(30,524,009)
Balance (in Shares) at Jun. 30, 2024	45,455		1,966,570	1,000	614,441
Balance at Mar. 31, 2024	$ 38,177	$ 30,235			$ 418	(2,000,000)	60,290,113	(85,359,373)	(1,272,828)	(28,272,258)
Balance (in Shares) at Mar. 31, 2024	45,455	11,457		1,000	417,721
Issuance of common shares upon conversion of series B preferred shares		$ (30,235)			$ 3		30,232
Issuance of common shares upon conversion of series B preferred shares (in Shares)		(11,457)			3,260
Issuance of common shares upon conversion of convertible notes payable					$ 58		765,248			765,306
Issuance of common shares upon conversion of convertible notes payable (in Shares)					58,179
Issuance of warrants in connection with a private debt offering							7,573			7,573
Issuance of common shares upon exercise of prefunded warrants					$ 135		(135)
Issuance of common shares upon exercise of prefunded warrants (in Shares)					135,281
Extinguishment of warrant liabilities upon exercise of prefunded warrants							1,676,500			1,676,500
Issuance of series D preferred shares in connection with a private debt offering			$ 214,000							214,000
Issuance of series D preferred shares in connection with a private debt offering (in Shares)			1,966,570
Dividends - series A senior convertible preferred shares								(7,953)		(7,953)
Dividends - series D senior convertible preferred shares								(365)		(365)
Net income (Loss)								(4,875,229)	(31,583)	(4,906,812)
Balance at Jun. 30, 2024	$ 38,177		$ 214,000		$ 614	$ (2,000,000)	$ 62,769,531	$ (90,242,920)	$ (1,304,411)	$ (30,524,009)
Balance (in Shares) at Jun. 30, 2024	45,455		1,966,570	1,000	614,441